NOTES PAYABLE AND OTHER DEBT (Credit Facilities) (Details)	Oct. 06, 2016 USD ($)	Apr. 30, 2015 USD ($)	May 30, 2013 USD ($)	Aug. 17, 2012 USD ($)	Jul. 02, 2012 USD ($)	Apr. 27, 2011 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) credit_instrument	Dec. 31, 2015 USD ($)	Sep. 02, 2015 USD ($)	Jun. 30, 2015 USD ($)	May 14, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 24, 2014 USD ($)
Line of Credit Facility [Line Items]
Number of Credit Facilities Outstanding | credit_instrument								38
Fixed interest rate (as a percent)											18.00%
Long-term Debt							$ 71,833,000	$ 79,970,000	$ 122,759,000
Maximum borrowing capacity													$ 8,800,000
Repayment of debt	$ 2,400,000	$ 6,500,000
Outstanding amount								0
Principal amount of the debt instrument											$ 6,400,000
Contemporary Healthcare Senior Loan
Line of Credit Facility [Line Items]
Proceeds from issuance of debt				$ 600,000
Fixed interest rate (as a percent)				9.00%
Gemino Northwest Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 1,000,000
Monitoring fee as a percentage of outstanding balance			1.00%
Fee as percent of unused portion of debt			0.50%
Repayment of debt		$ 1,000,000
Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 2,000,000
Repayment of debt					$ 400,000
PrivateBank Credit Facility
Line of Credit Facility [Line Items]
Letters of credit								$ 400,000
LIBOR | Gemino Northwest Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)			4.75%
Minimum | LIBOR | Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)						4.75%
Maximum | LIBOR | Gemino Bonterra Credit Facility
Line of Credit Facility [Line Items]
Spread on floating interest rate (as a percent)						5.00%
Promissory Note [Member] | Contemporary Healthcare Capital
Line of Credit Facility [Line Items]
Long-term Debt												$ 200,000
Line of Credit | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letters of credit										$ 1,800,000
Line of Credit | Woodland Nursing and Glenvue Nursing Credit Facility [Member] | Private Bank | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity														$ 1,500,000